CONSOLIDATED UNAUDITED BALANCE SHEETS - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents		$ 2,254	$ 4,090
Restricted cash		350	352
Short-term bank deposit		29,815	37,609
Prepaid expenses and other current assets		838	579
Total current assets		33,257	42,630
Non-current assets
Property and equipment, net		245	1,751
Operating leases		223	1,060
Total non-current assets		468	2,811
Total assets		33,725	45,441
Accounts payable and accruals
Trade		783	952
Other		675	802
Employees and payroll accruals		1,946	1,261
Other current liabilities		48	56
Operating lease liabilities		83	337
Total current liabilities		3,535	3,408
Non-current liabilities
Royalties provision		0	94
Operating lease liabilities		0	627
Total non-current liabilities		0	721
Shareholders' equity
Share capital, Ordinary shares, 48 NIS par value (18,000,000 authorized shares as of June 30, 2023 and December 31, 2022, respectively; 5,849,216 and 5,844,463 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively)	[1]	83,728	83,664
Additional paid-in capital		85,075	84,941
Accumulated deficit		(138,613)	(127,293)
Total shareholders' equity		30,190	41,312
Total liabilities and shareholders' equity		$ 33,725	$ 45,441

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-20 reverse share split.